As filed with the United States Securities and Exchange Commission January 29, 2013
1933 Act Registration No. 033-66242
1940 Act Registration No. 811-07890

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51	☑

(Check appropriate box or boxes.)
AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)     (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter A. Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 29th day of January, 2013.

Registrant:	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS

	By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	January 29, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	January 29, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 29, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 29, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 29, 2013

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	January 29, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 29, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 29, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 29, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 29, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	January 29, 2013

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	January 29, 2013

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 29, 2013

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	January 29, 2013

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 29, 2013

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 35 on January 26, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def